Note 2. Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]

 2. Significant Accounting Policies

Principles of consolidation. The consolidated financial statements include the Company’s accounts and those of its subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

Reclassifications:  The costs of certain purchasing functions previously included in Selling, General, and Administrative expenses have been reclassified to Cost of Goods Sold for all years presented in the amounts of $93 for the period from December 3, 2010 through December 31, 2010, $1,566 for the period from January 1, 2010 through December 2, 2010, and $1,182 for the years ended December 31, 2009 to conform to current year presentation.  Miscellaneous receivables of $2,729 as of December 31, 2010 have been reclassified from Accounts Receivable to Prepaid Expenses and Other to conform with the current year presentation.

Estimates. Preparation of financial statements in conformity with U.S. generally accepted accounting principles requires certain estimates and assumptions to be made that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  Any significant unanticipated changes in business or market conditions that vary from current expectations could have an impact on the fair market value of assets and result in a potential impairment loss.

Cash Equivalents. All highly liquid investments purchased with a maturity of three months or less are considered to be cash equivalents.

Inventories. Inventories are valued at the lower of cost or market. Cost is determined using the last-in, first-out (“LIFO”) method for domestic subsidiaries and the first-in, first-out (“FIFO”) method for the Company’s foreign subsidiaries. Inventories were recorded at fair value at the Acquisition Date.

Property, Plant and Equipment. Prior to the Acquisition Date, property, plant and equipment were historically carried at cost and depreciated using the straight-line method. At the Acquisition Date, property, plant and equipment were adjusted to fair value based on the premise of continued use.  Management, with assistance from an asset appraisal firm, estimated the fair value of equipment by determining new reproduction cost by utilizing the historical original cost of each equipment asset and adjusting cost to the Acquisition Date using industry trend factors and consumer price indices. Once new reproduction cost was established, considerations were made for all forms of depreciation, which reflected the estimated economic life of the asset, remaining economic useful life and used equipment trends.  Land was valued based on comparable sales.  The average estimated lives utilized in calculating depreciation are as follows: buildings and improvements—ten to twenty-five years; and machinery and equipment—three to ten years. Property, plant and equipment recorded under capital leases are depreciated based on the lesser of the lease term or the underlying asset’s useful life. Impairment losses are recorded on long-lived assets when events and circumstances indicate the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts.  Depreciation expense was $14,512 for the year ended December 31, 2011, $1,285 for the period of December 3, 2010 to December 31, 2010, $9,245 for the period of January 1, 2010 through December 2, 2010, and $9,210 for the year ended December 31, 2009.

Deferred Financing Costs. Loan origination fees and other costs incurred arranging long-term financing are capitalized as deferred financing costs and amortized on an effective interest method over the term of the credit agreement.  Deferred financing costs totaled  $15,297 at December 31, 2011 and 2010, respectively, less related accumulated amortization of $1,881 and $171.

Goodwill and intangibles. Goodwill and trademarks have indefinite lives. Customer relationships and intellectual property bundles (including patents) are amortized on a straight-line basis over their estimated useful lives of 20 years.

Goodwill was calculated as of the Acquisition Date for the Successor, measured as the excess of the consideration transferred over the net of the Acquisition Date amounts of the identifiable assets (including intangible assets) acquired and the liabilities assumed.

Goodwill and trademarks are tested for impairment annually, as of December 1st, (Successor) and October 1st (Predecessor), or more frequently if events occur or circumstances change that would, more likely than not, reduce the fair value of the reporting unit below its carrying value. The impairment analysis is performed on a consolidated enterprise level based on one reporting unit.

In 2011, the Company adopted Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (ASU 2011-08), which was issued by the FASB in September 2011.  This standard permits an entity to conduct a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount.  If it is concluded that this is the case, it is necessary to perform the currently-prescribed two-step goodwill impairment test.  As part of the qualitative assessment, an entity considers factors such as macroeconomic conditions, industry and market conditions, cost factors, overall financial performance of the entity, as well as other non-financial variables that could impact the value of an entity.  The Company has determined that no impairment of goodwill existed at December 1, 2011.

In 2010, the goodwill impairment test involved the comparison of the carrying amount of the reporting unit’s goodwill to its estimated fair value.  An impairment would be recorded if the carrying amount exceeded the estimated enterprise fair value.  To estimate enterprise fair value, management relied primarily on its determination of the present value of expected future cash flows. Significant judgments and estimates about current and future conditions were used to estimate the fair value.  In estimating future cash flows, management estimated future sales volumes, sales prices, changes in commodity costs and the weighted cost of capital.  Management also considered market value comparables and, as applicable, the current market capitalization of the Company in determining whether impairment exists. Unforeseen events and changes in circumstances and market conditions, including general economic and competitive conditions could cause actual results to vary significantly from the estimates.  The Company determined that no impairment of goodwill existed at December 31, 2010.

Trademarks are generally associated with the Company’s product brands, and cash flows associated with these products are expected to continue indefinitely. The Company has placed no limit on the end of the Company’s trademarks’ useful lives.  The Company has determined that no impairment of trademarks existed at December 1, 2011.  See Note 8 – Intangible Assets.

Derivatives and Hedging Activities:  The Company uses foreign exchange rate derivative instruments in order to reduce exposure to inherent foreign currency fluctuations.  While management believes each of these instruments help mitigate various market risks, they are not designated and accounted for as hedges under ASC 815, Derivatives & Hedging, as a result of the extensive recordkeeping requirements of this statement. Accordingly, the gains and losses associated with the change in fair value of the instrument are recorded to selling, general and administrative expense in the period of change. The fair value of derivative assets is recognized within prepaid expenses and other assets, while the fair value of derivative liabilities is recognized within accrued and other liabilities.

Debt: The carrying values of the obligations outstanding under the Working Capital Facility, the Second Lien Facility and other long-term obligations, excluding the Senior Secured Notes and the Senior Subordinated Notes, approximate fair values since these obligations are fully secured and have varying interest charges based on current market rates. The fair value of the Company’s Senior Secured Notes was 103.5%  of face value at December 31, 2011 and 102% of face value at December 31, 2010.  The Company’s Senior Subordinated Notes was based on available market information at 102% of face value at December 31, 2010.  The fair value of the Senior Secured Notes was measured using the last available trade in 2011.

Income Taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the carrying value of assets and liabilities for financial reporting purposes and their tax basis. The measurement of current and deferred tax assets and liabilities is based on provisions of the enacted tax law.  The effects of future changes in tax laws or rates are not anticipated.  The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that are not expected to be realized. The Company’s effective tax rate includes the impact of providing U.S. taxes for most of the undistributed foreign earnings because of the applicability of I.R.C. Section 956 for earnings of foreign entities which guarantee the indebtedness of a U.S. parent. See Note 15 – Income Taxes to the consolidated financial statements.

Stock Option Accounting. All share-based payments to employees, including grants of employee stock options, are recognized in the statements of operations based on their fair values. The Company utilizes the modified prospective method in which compensation cost is recognized beginning with the effective date (a) based on the requirements for all share-based payments granted after the effective date and (b) based on the requirements for all awards granted to employees prior to the effective date that remain unvested on the effective date.  See Note 17 – Stock Options and Stock-Based Compensation to the consolidated financial statements.

Revenue Recognition. The Company sells its products with standard terms of sale of FOB shipping point or FOB destination. Revenue is recognized when persuasive evidence of an arrangement exists, the seller’s price is fixed and determinable, and collectability is reasonably assured.

The Company sponsors a number of annual incentive programs to augment distributor sales efforts including certain rebate programs and sales and market share growth incentive programs. Rebate programs established by the Company are communicated to distributors at the beginning of the year and are earned by qualifying distributors based on increases in purchases of identified product categories and based on relative market share of the Company’s products in the distributor’s service area.  The estimated rebate costs are accrued throughout the year and recorded as a reduction of revenue.  Rebates are paid periodically during the year.

Terms of sale generally include 30-day payment terms, return provisions and standard warranties for which reserves, based upon estimated warranty liabilities from historical experience, have been recorded. For a product that is returned due to issues outside the scope of the Company’s warranty agreements, restocking charges will generally be assessed.

One customer comprised 12% of the Company’s global sales for the year ended December 31, 2011 and 11% of the Company’s global sales for the period from December 3, 2010 through December 31, 2010, the period from January 1, 2010 through December 2, 2010, and for the year ended December 31, 2009. The Company’s top five distributors comprised 29%, 26%, 28%, and 27% of its global net sales for the year ended December 31, 2011, the period from December 3, 2010 through December 31, 2010, the period from January 1, 2010 through December 2, 2010,  and for the year ended December 31, 2009, respectively.

Product Warranty Programs. Various products are sold with product warranty programs. Provisions for warranty programs are made as the products are sold and adjusted periodically based on current estimates of anticipated warranty costs. The following table provides the activity in the warranty accrual:

	Successor		Predecessor
		December 3, 2010	January 1, 2010
	Year Ended	through	through	Year Ended
	December 31, 2011	December 31, 2010	December 2, 2010	December 31, 2009

Balance at beginning of period	$ 3,200	$ 3,000	$ 2,300	$ 2,961
Charged to expense	5,370	200	4,267	2,053
Warranty payments	(3,970)	-	(3,567)	(2,714)
Balance at end of period	$ 4,600	$ 3,200	$ 3,000	$ 2,300

 Research and development costs. Research and development is conducted in connection with new product development with costs of $4,200 for the year ended December 31, 2011, approximately $300 for the period from December 3, 2010 through December 31, 2010, $3,700 for the period from January 1, 2010 through December 2, 2010, and $2,700 for the year ended December 31, 2009. The costs relate to materials used in the development process and allocated engineering personnel costs and are reflected in “Selling, general & administrative expenses” as incurred.

Foreign Currency Translation. Local currencies have been designated as the functional currencies for all subsidiaries. Accordingly, assets and liabilities of the foreign subsidiaries are translated at the rates of exchange at the balance sheet dates. Income and expense items of these subsidiaries are translated at average monthly rates of exchange.

Accumulated Other Comprehensive Income. Components of accumulated other comprehensive income (loss), net of tax, are as follows:

	Successor				Predeccessor
	January 1, 2011 to		December 3, 2010 to		January 1, 2010 to
	through		through		through
	December 31, 2011		December 31, 2010		December 2, 2010
	Balance at	Increase	Balance at	Increase	Balance at	Increase	Balance at
	December 31	(Decrease)	December 31	(Decrease)	December 2	(Decrease)	January 1
Cumulative foreign currency translation gains (losses), net of taxes	$ 1,375	$ (1,385)	$ 2,760	$ 2,760	$ 11,159	$ 1,981	$ 9,178
Pension and post-retirement benefit plans income (loss)	(3,656)	(4,337)	681	681	(6,264)	(1,015)	(5,249)
Accumulated other comprehensive income (loss)	$ (2,281)	$ (5,722)	$ 3,441	$ 3,441	$ 4,895	$ 966	$ 3,929

The 2011 activity is net of deferred income taxes of $9 for cumulative foreign currency translation gains (losses) and $2,241 for pension and post-retirement benefits plans income (loss).

Effect of New Accounting Standards

Comprehensive Income.   In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220) — Presentation of Comprehensive Income (ASU 2011-05), to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity.  The standard does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income.  This standard is effective for interim and annual periods beginning after December 15, 2011 and will be applied by the Company beginning in 2012.  ASU 2011-05 affects financial statement presentation only and will have no impact on our results of operations.

Goodwill.   In September 2011, the FASB issued Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (ASU 2011-08), to permit an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test.  ASU 2011-08 is intended to simplify how an entity tests goodwill for impairment.  This standard is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011 with early adoption permitted.  The Company adopted this standard  in 2011 as part of the Company’s annual test for goodwill impairment.

The Company has determined that all other recently issued accounting pronouncements will not have a material impact on its consolidated financial position, results of operations and cash flows, or do not apply to its operations.